Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Depreciation expenses (in Dollars)	$ 199,192	$ 1,564	$ 3,080
Long-term investments (in Dollars)		81,429
Advance from customers (in Dollars)
Tax benefit	50.00%
Value added tax rate	13.00%
Subject to examination by the tax authorities		5 years
Aggregate deposits	$ 73,411			¥ 500,000
Uninsured funds (in Dollars)	2,726,089
Accumulated depreciation of property and equipment	215,409	$ 10,073
Amortization expense	450	396	$ 265
Accumulated amortization	1,111	661
Impairment for operating lease right-of-use lease assets
Cash deposited	12,333,758	11,182,783
FDIC insured amount	8,520,000	7,590,000
Impairment loss
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposited	9,051,959
FDIC insured amount	250,000
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposited		$ 8,140,976
FDIC insured amount	$ 250,000
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%
Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%
Fuzhou Infinite Matrix Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	34.00%			34.00%
Minimum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%
Maximum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	50.00%			50.00%